Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
Segment Information

In March 2015, the Company finalized a reorganization and is streamlining its global operations in response to market conditions and to meet the demand of specific client needs more efficiently. As a result of these changes, information that the Company’s chief operating decision maker (“CODM”) regularly reviews for purposes of allocating resources and assessing performance has changed. Beginning in the first quarter of 2015, the Company began reporting its financial performance based on the three reportable segments described below.

The Company recast the summarized financial information shown in the following tables to conform to the way it internally manages and monitors segment performance beginning January 1, 2015.

As of and for the year ended December 31, 2014 (in millions):

	IFS	GFS	Corporate and Other	Total
Processing and services revenues	$3,858.8	$2,557.3	$(2.3)	$6,413.8
Operating expenses	2,544.0	2,170.4	428.8	5,143.2
Operating income	$1,314.8	$386.9	$(431.1)	1,270.6
Other income (expense) unallocated				(217.2)
Income from continuing operations				$1,053.4
Depreciation and amortization	$216.3	$158.8	$251.2	$626.3
Capital expenditures (1)	$198.7	$189.7	$8.9	$397.3
Total assets	$9,049.2	$4,135.8	$1,327.5	$14,512.5
Goodwill	$6,785.8	$2,091.8	$—	$8,877.6
(1) Capital expenditures include $26.1 million of capital leases.

As of and for the year ended December 31, 2013 (in millions):

	IFS	GFS	Corporate and Other	Total
Processing and services revenues	$3,712.0	$2,353.9	$(2.5)	$6,063.4
Operating expenses	2,424.4	2,003.9	572.2	5,000.5
Operating income	$1,287.6	$350.0	$(574.7)	1,062.9
Other income (expense) unallocated				(239.4)
Income from continuing operations				$823.5
Depreciation and amortization	$199.9	$151.0	$263.7	$614.6
Capital expenditures (1)	$198.0	$144.6	$10.5	$353.1
Total assets	$8,776.1	$3,783.2	$1,399.2	$13,958.5
Goodwill	$6,711.6	$1,788.4	$—	$8,500.0
(1) Capital expenditures include $16.9 million of capital leases.

As of and for the year ended December 31, 2012 (in millions):

	IFS	GFS	Corporate and Other	Total
Processing and services revenues	$3,554.0	$2,241.6	$0.2	$5,795.8
Operating expenses	2,342.0	1,924.4	453.1	4,719.5
Operating income	$1,212.0	$317.2	$(452.9)	1,076.3
Other income (expense) unallocated				(248.0)
Income from continuing operations				$828.3
Depreciation and amortization (1)	$202.6	$157.5	$262.7	$622.8
Capital expenditures	$170.5	$116.8	$10.1	$297.4
Total assets	$8,411.2	$3,579.4	$1,550.2	$13,540.8
Goodwill	$6,596.0	$1,785.5	$—	$8,381.5

(1) Depreciation and amortization excludes $10.0 million of discontinued operations from our Healthcare Benefit Solutions Business.

Total assets as of December 31, 2014, 2013 and 2012 exclude $8.0 million, $1.7 million and $3.7 million, respectively related to discontinued operations.

Integrated Financial Solutions

The IFS segment is focused on serving the North American regional and community bank market for transaction and account processing, payment solutions, channel solutions, digital channels, risk and compliance solutions, and services, capitalizing on the continuing trend to outsource these solutions. IFS’ primary software applications function as the underlying infrastructure of a financial institution's processing environment. These applications include core bank processing software, which banks use to maintain the primary records of their customer accounts, and complementary applications and services that interact directly with the core processing applications. Clients in this segment include regional and community banks, credit unions, commercial lenders, independent community and savings institutions as well as government institutions, merchants and other commercial organizations. This market is primarily served through integrated solutions delivered from leveraged platforms and characterized by multi-year processing contracts that generate highly recurring revenues.

Global Financial Solutions

The GFS segment is focused on serving the largest financial institutions around the globe with banking and payments solutions, consulting and transformation services. GFS clients include the largest global financial institutions, including those headquartered in the United States, as well as all international financial institutions we serve as clients in more than 100 countries around the world. These institutions face unique business and regulatory challenges and account for the majority of financial institution information technology spend globally. The purchasing patterns of GFS clients vary from those of IFS clients who typically purchase solutions on an outsourced basis. GFS clients purchase our solutions and services in various ways including licensing and managing technology “in-house”, using consulting and third party services providers as well as fully outsourced end-to-end solutions. We have long established relationships with many of these financial institutions that generate significant recurring revenue and reoccurring service revenue. This segment also includes the Company's consolidated Brazilian Venture (Note 5). Clients in Brazil, Germany and the United Kingdom accounted for the majority of the revenues from non-U.S. based clients for all periods presented. Included in this segment are long-term assets, excluding goodwill and other intangible assets, located outside of the United States totaling $379.3 million, $358.7 million and $371.6 million as of December 31, 2014, 2013 and 2012, respectively. These assets are predominantly located in Brazil, India, Germany and the United Kingdom.

Corporate and Other

The Corporate and Other segment consists of the corporate overhead and costs of leveraged functions that are not allocated to operating segments. These costs relate to marketing, corporate finance and accounting, human resources, legal, and amortization of acquisition-related intangibles and other costs that are not considered when management evaluates revenue generating segment performance, such as acquisition integration and severance costs. The composition of our Corporate and Other segment has changed with the new segment presentation in 2015. Specifically, costs such as sales, finance, human resources, risk and information security and other administrative support functions that are directly attributable to IFS or GFS are recorded to those reportable segments.

During 2014, the Company recorded transaction and other costs, including integration activity, related to recent acquisitions and other severance costs of $21.5 million. Additional charges of $129.1 million were recorded in 2013 related to the Capco contingent consideration adjustments discussed in Note 6. During 2012, the Company recorded compensation charges of $43.2 million in payments and accelerated vesting of certain stock option and restricted stock grants triggered by changes in responsibility or separation from the Company of certain executives. These charges are included in selling, general and administrative expenses in the Consolidated Statements of Earnings and the Corporate and Other segment.